Income Taxes (Details) - Schedule of Income Tax Provision - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022
Current
Federal	$ 124,608			$ 538,273	$ 233,530
State	77,105			333,072	162,723
Deferred
Federal					(69,606)
State	$ (38,927)			$ (67,104)	(29,831)
Valuation allowance					99,437
Income tax provision					$ 396,253